COMMITMENTS AND CONTINGENCIES (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 1,006,169	$ 1,054,640
Up to one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	246,373	200,796
Greater than one year and up to five years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	526,557	544,148
More than five years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 233,239	$ 309,696